Schedule of fair value assumptions of awards (Details) - USD ($)	Aug. 21, 2024	Jul. 29, 2023	Jul. 29, 2022	Feb. 25, 2025
Property, Plant and Equipment [Line Items]
Expected volatility, minimum	26.65%	26.65%
Expected volatility, maximum	42.32%	42.32%
Expected dividend yield	0.00%	0.00%
Exercise price
Stock price at grant date	6.22	6.22		$ 1.49
Weighted average fair value	$ 5.75	$ 5.75
Fair value of awards granted			$ 33,284,970
Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected time to liquidity	10 days	10 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected time to liquidity	2 years 10 days	2 years 10 days
Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Expected volatility, minimum		39.84%
Expected volatility, maximum		43.74%
Expected dividend yield		0.00%
Exercise price
Stock price at grant date		6.55
Weighted average fair value		$ 5.73
Seamless Group Inc [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected time to liquidity		11 months 1 day
Seamless Group Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected time to liquidity		2 years 11 months 1 day